Financial instruments - Reconciliation of Significant Unobservable Inputs Used in Fair Value Measurement of Liabilities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Rate	Dec. 31, 2024 USD ($)
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Liabilities at beginning of period	$ 715,175
Liabilities at end of period	861,690	$ 715,175
Monte Carlo Simulation [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Liabilities at beginning of period	$ 6,100
Liabilities at end of period		6,100
Derivative Financial Instruments - Tria call option [Member] | Other financial instruments [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Unobservable Inputs | Rate	0.10
Derivative Financial Instruments - Tria call option [Member] | Other financial instruments [Member] | Top of range | Monte Carlo Simulation [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Financial liabilities	$ 1,400
Derivative Financial Instruments - Tria call option [Member] | Other financial instruments [Member] | Bottom of range | Monte Carlo Simulation [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Financial liabilities	$ 1,100
Warrant liability [Member] | Other financial instruments [Member] | Top of range
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Unobservable Inputs | Rate	0.10
Warrant liability [Member] | Other financial instruments [Member] | Top of range | Monte Carlo Simulation [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Unobservable Inputs | Rate	0.100
Warrant liability [Member] | Other financial instruments [Member] | Bottom of range
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Unobservable Inputs | Rate	0.01
Warrant liability [Member] | Other financial instruments [Member] | Bottom of range | Monte Carlo Simulation [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Unobservable Inputs | Rate	0.010
GPMS [Member] | Consideration payable from acquisition [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Unobservable Inputs | Rate	100
Nexus [Member] | Consideration payable from acquisition [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Unobservable Inputs | Rate	0.01
Nexus [Member] | Consideration payable from acquisition [Member] | Achieving benchmark fees [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Financial liabilities	$ 100
BlueMacaw fund management rights acquisition [Member] | Consideration payable from acquisition [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Unobservable Inputs | Rate	100
BlueMacaw fund management rights acquisition [Member] | Consideration payable from acquisition [Member] | Discount rate Achieving fundraising targets [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Unobservable Inputs | Rate	0.147
Financial liabilities	$ 100
Kamaroopin | Consideration payable from acquisition [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Unobservable Inputs | Rate	100
Kamaroopin | Consideration payable from acquisition [Member] | Discount rate Achieving fundraising targets [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Unobservable Inputs | Rate	0.147
Energy trading contracts [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Financial liabilities	$ 179,500
Level 3 of fair value hierarchy [member] | Recurring fair value measurement | Consideration Payable On Acquisition [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Liabilities at beginning of period	38,628	18,201
Purchases, fair value measurement, liabilities		(30,445)
Cumulative Translation Adjustment, Fair Value, Liability	3,728	(2,774)
Derecognition / settlements - VBI		(10,118)
Transfer from level 1 to level 3		0
Transfer from level 3 to level 2		0
Derecognition	1,049
Settlement - BlueMacaw	1,000
Increase (decrease) in fair value measurement, liabilities	1,122	2,874
Liabilities at end of period	41,429	38,628
Level 3 of fair value hierarchy [member] | Recurring fair value measurement | Financial liabilities at fair value through profit or loss, category [member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Liabilities at beginning of period	0	27,624
Purchases, fair value measurement, liabilities		0
Cumulative Translation Adjustment, Fair Value, Liability	0	0
Derecognition / settlements - VBI		0
Transfer from level 1 to level 3		0
Transfer from level 3 to level 2		(27,624)
Derecognition	0
Settlement - BlueMacaw
Increase (decrease) in fair value measurement, liabilities	0	0
Liabilities at end of period	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement | PLAO Warrant liability [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Liabilities at beginning of period	6,143	0
Purchases, fair value measurement, liabilities		0
Cumulative Translation Adjustment, Fair Value, Liability	0	0
Derecognition / settlements - VBI		0
Transfer from level 1 to level 3		470
Transfer from level 3 to level 2		0
Derecognition	0
Settlement - BlueMacaw
Increase (decrease) in fair value measurement, liabilities	(6,143)	5,673
Liabilities at end of period	0	6,143
Level 3 of fair value hierarchy [member] | Recurring fair value measurement | Other financial asset [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Liabilities at beginning of period	3,578	2,896
Purchases, fair value measurement, liabilities		(791)
Cumulative Translation Adjustment, Fair Value, Liability	(988)	(393)
Derecognition / settlements - VBI		(2,522)
Transfer from level 1 to level 3		0
Transfer from level 3 to level 2		0
Derecognition	0
Settlement - BlueMacaw
Increase (decrease) in fair value measurement, liabilities	1,806	2,806
Liabilities at end of period	$ 6,372	$ 3,578